Cover Page	Jul. 28, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 28, 2025
Entity Registrant Name	WARRIOR MET COAL, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38061
Entity Tax Identification Number	81-0706839
Entity Address, Address Line One	16243 Highway 216
Entity Address, City or Town	Brookwood
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35444
City Area Code	205
Local Phone Number	554-6150
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001691303
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Common Stock, par value, $.01 per share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	HCC
Security Exchange Name	NYSE
Rights to Purchase Series A Junior Participating Preferred Stock, par value $0.01 per share
Document Information [Line Items]
Title of 12(b) Security	Rights to Purchase Series A Junior Participating Preferred Stock, par value $0.01 per share
Security Exchange Name	NYSE
No Trading Symbol Flag	true